Condensed Consolidated Interim Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (including restricted cash)	$ 23,946	$ 27,158
Accounts receivable (note 6)	6,146	10,177
Inventories (note 7)	2,745	3,037
Prepaid expenses	632	1,182
Total current assets	33,469	41,554
Long-term investments (note 8)	44,028	42,714
Property, plant and equipment (note 9)	5,552	5,605
Operating lease right-of-use assets	1,537	1,756
Other long-term assets	421	2,380
Total assets	85,007	94,009
Current liabilities:
Accounts payable and accrued liabilities (note 10)	16,416	17,933
Warrant liabilities (note 12)	11,337	0
Current portion of operating lease liabilities	491	493
Current portion of long-term debt (note 11)	972	2,924
Current portion of warranty liability	113	199
Total current liabilities	29,329	21,549
Long-term operating lease liabilities	1,082	1,292
Warranty liability	937	966
Other long-term liabilities	1,388	1,389
Total liabilities	32,736	25,196
Share capital (note 13):
Unlimited common and preferred shares, no par value 18,995,734 (2025 - 17,351,005) common shares issued and outstanding	1,247,185	1,246,793
Other equity instruments	8,898	8,968
Additional paid in capital	11,516	11,516
Accumulated deficit	(1,174,983)	(1,157,901)
Accumulated other comprehensive loss	(40,345)	(40,563)
Total shareholders' equity	52,271	68,813
Total liabilities and shareholders' equity	85,007	94,009
Commitments and contingencies (note 15)